As filed with the Securities and Exchange Commission on or about November 14, 2011

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT
Under the Investment Company Act of 1940

Amendment No. 82	☒

WILLIAM BLAIR FUNDS
(Exact Name of Registrant as Specified in Charter)

222 West Adams Street
Chicago, Illinois 60606
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (312) 364-8000

(Name and Address of Agent for Service) Michelle R. Seitz William Blair & Company, L.L.C. 222 West Adams Street Chicago, Illinois 60606	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on December 16, 2011 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 75 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on September 2, 2011.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 14th day of November, 2011.

WILLIAM BLAIR FUNDS
By: /s/ Michelle R. Seitz Michelle R. Seitz, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 14th day of November, 2011.

Signature	Title
/s/ Richard W. Smirl* Richard W. Smirl	Trustee
/s/ Ann P. McDermott* Ann P. McDermott	Trustee
/s/ Phillip O. Peterson* Phillip O. Peterson	Trustee
/s/ Lisa A. Pollina* Lisa A. Pollina	Trustee
/s/ Donald J. Reaves* Donald J. Reaves	Trustee
/s/ Donald L. Seeley* Donald L. Seeley	Trustee
/s/ Thomas J. Skelly* Thomas J. Skelly	Trustee
/s/ Michelle R. Seitz Michelle R. Seitz	Trustee (Chairperson of the Board) and President (Principal Executive Officer)
/s/ Colette M. Garavalia Colette M. Garavalia	Treasurer (Principal Financial Officer, Principal Accounting Officer)
*By:/s/ Michelle R. Seitz Michelle R. Seitz, Attorney-in-Fact
*Michelle R. Seitz signs this document pursuant to powers of attorney previously filed.